Guggenheim Floating Rate Strategies Fund Expense Example - Class R6 Shares [Member] - Guggenheim Floating Rate Strategies Fund - Class R6	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,056